Statement of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenue	$ 0	$ 0
Cost of goods sold	0	0
Gross margin	0	0
Operating expenses:
Research and development	0	91,325
General and administrative	1,788,855	1,150,522
Depreciation and amortization	5,600	885
Total operating expenses	1,794,455	1,242,732
Loss from operations	(1,794,455)	(1,242,732)
Other income:
Interest income	0	148
Total other income	0	148
Net loss before income tax	(1,794,455)	(1,242,584)
Income tax benefit (expense)	0	0
Net loss	$ (1,794,455)	$ (1,242,584)